RTF P-1 06/14

SUPPLEMENT DATED JUNE 30, 2014

TO THE CURRENTLY EFFECTIVE PROSPECTUS

 OF

EACH OF THE LISTED FUNDS

Franklin Fund Allocator Series

Franklin LifeSmartTM 2015 Retirement Target Fund

Franklin LifeSmartTM 2020 Retirement Target Fund

Franklin LifeSmartTM 2025 Retirement Target Fund

Franklin LifeSmartTM 2030 Retirement Target Fund

Franklin LifeSmartTM 2035 Retirement Target Fund

Franklin LifeSmartTM 2040 Retirement Target Fund

Franklin LifeSmartTM 2045 Retirement Target Fund

Franklin LifeSmartTM 2050 Retirement Target Fund

The Prospectus is amended as follows:

The cover page of, and the name references within, the Summary Prospectus and the Prospectus are amended to reflect new trust name as follows:

Franklin Fund Allocator Series (formerly,  Franklin Templeton Fund Allocator Series)

Please keep this supplement with your prospectus for future reference.